Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Other Commitments and Contingent Liabilities [Abstract]
Other commitments	€ 98	€ 82
Other contingent liabilities	2	5
Total	€ 101	€ 86